UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21285

                MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)

                                Kirsten Ganschow
                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-312-881-6500

                     DATE OF FISCAL YEAR END: MARCH 31, 2009

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

MAN-GLENWOOD LEXINGTON
ASSOCIATES PORTFOLIO, LLC

QUARTERLY REPORT
DECEMBER 31, 2008 (UNAUDITED)

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2008

                                                                                  %* OF
INVESTMENT FUNDS                                     COST        FAIR VALUE    NET ASSETS
COMMODITY & TRADING
Black River Commodity Multi-Strategy Fund, LLC   $     52,490   $     60,611       0.05%
Blenheim Fund, LP                                   1,777,236      3,508,811       3.10%
Bridgewater Pure Alpha Fund II, LLC                 4,076,610      4,662,419       4.13%
Clarium Capital LLC                                 2,555,569      3,189,614       2.82%
D.E. Shaw Oculus Fund, LLC                          1,782,898      3,196,796       2.83%
Fortress Commodities Fund LP                        3,075,000      3,188,172       2.82%
NWI Explorer Global Macro Fund, LP                  3,178,820      2,113,403       1.87%
Peloton Multi-Strategy Fund, LP                       126,830         15,823       0.01%
QFS Currency Fund LP                                  308,102        325,519       0.29%
QFS Global Macro Fund LLC                           4,100,000      4,346,667       3.85%
Touradji Global Resources Fund, LP (Series A)       2,109,500      3,898,467       3.45%
WCG Partners LP (Class A)                           4,525,000      5,253,497       4.65%
                                                 ------------   ------------     ------
TOTAL COMMODITY & TRADING                          27,668,055     33,759,799      29.87%
                                                 ------------   ------------     ------
DISTRESSED & CREDIT
Brigade Leveraged Capital Structured Fund, LP       2,150,000      1,721,276       1.52%
Brookville Onshore Horizons Fund I, LP              2,550,000      2,464,052       2.18%
Cerberus Partners, L.P.                             1,144,204      2,012,165       1.78%
Fir Tree Capital Opportunities, LP                  2,900,000      2,623,144       2.32%
Greywolf Capital Partners II, LP                      299,370        395,801       0.35%
King Street Capital, L.P.                           2,166,109      4,750,328       4.20%
Liberty Harbor I, LLC                               2,700,000      2,411,667       2.14%
TPG Credit Opportunities Fund LP                    1,600,000      1,161,864       1.03%
                                                 ------------   ------------     ------
TOTAL DISTRESSED & CREDIT                          15,509,683     17,540,297      15.52%
                                                 ------------   ------------     ------
EQUITY HEDGE
Coatue Qualified Partners, L.P.                     2,023,669      3,429,660       3.03%
Dabroes Investment Fund LP                          1,275,000      1,208,891       1.07%
Force Capital II LLC                                2,849,840      2,536,717       2.25%
Galante Partners LP                                 1,600,000      2,184,069       1.93%
Highside Capital LP (Class A)                       3,200,000      2,948,179       2.61%
Horizon Portfolio LP                                3,200,000      3,520,319       3.11%
Ivory Flagship Fund, LP                             2,963,381      3,930,764       3.48%
Meditor Euro Hedge Fund (B) Ltd.                    1,400,000      1,516,603       1.34%
Samlyn Onshore Fund LP                              1,750,000      2,359,083       2.09%
                                                 ------------   ------------     ------
TOTAL EQUITY HEDGE                                 20,261,890     23,634,285      20.91%
                                                 ------------   ------------     ------

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)
DECEMBER 31, 2008

                                                                                  %* OF
INVESTMENT FUNDS (CONTINUED)                         COST        FAIR VALUE    NET ASSETS
EVENT DRIVEN
Altima Global Special Situations Fund LP         $  3,025,000   $  2,380,862       2.11%
Castlerigg Partners LP                              3,200,000      2,184,934       1.93%
Centaurus Alpha Fund LP                               541,550        410,525       0.36%
Cevian Capital II LP (Class C)                      3,185,305      2,416,551       2.14%
Owl Creek II LP                                     3,600,000      3,557,417       3.15%
OZ Asia Domestic Partners L.P.                      2,173,473      1,609,671       1.42%
OZ Europe Domestic Partners II, L.P.                1,963,040      1,848,484       1.64%
Pendragon (Lancelot II) Fund, LLC                     463,053        291,649       0.26%
Pershing Square I, LP                               1,700,000      1,616,368       1.43%
Pershing Square IV, LP                                850,000        156,109       0.14%
Steel Partners II, LP                               4,064,731      2,930,294       2.59%
Tontine Capital Partners LP (Class C)               1,800,000        262,654       0.23%
Trian Partners, LP                                  3,200,000      3,294,613       2.91%
Trian Partners, SPV II, LP                            900,000        708,443       0.63%
ValueAct Capital Partners, L.P.                       944,077      1,231,880       1.09%
ValueAct Capital Partners III, L.P.                 1,213,228        545,011       0.48%
                                                 ------------   ------------     ------
TOTAL EVENT DRIVEN                                 32,823,457     25,445,465      22.51%
                                                 ------------   ------------     ------
RELATIVE VALUE
Amaranth Partners, L.L.C.                             683,715        239,139       0.21%
CFIP Domestic Fund                                  4,453,809      4,589,439       4.06%
Suttonbrook Capital Partners, L.P.                  3,600,000      3,342,449       2.96%
Waterstone Market Neutral Fund                      3,175,000      3,102,805       2.74%
                                                 ------------   ------------     ------
TOTAL RELATIVE VALUE                               11,912,524     11,273,832       9.97%
                                                 ------------   ------------     ------
VARIABLE EQUITY
Concentric European Fund LLC                        3,400,000        599,440       0.53%
Gandhara Fund, LP                                     982,051      1,212,007       1.07%
Impala Fund LP                                      2,009,710      1,725,168       1.53%
Marshall Wace European TOPS Fund Limited            2,900,000      3,348,257       2.96%
Tontine Partners LP (Class C)                       1,624,257        163,169       0.15%
Tosca                                               1,938,833      1,224,945       1.08%
Whitney Japan Strategic, LP                           855,867        585,160       0.52%
Whitney New Japan Strategic, LP                     1,754,069      1,958,772       1.73%
Zebedee Focus Fund Ltd.                             2,967,855      2,428,049       2.15%
                                                 ------------   ------------     ------
TOTAL VARIABLE EQUITY                              18,432,642     13,244,967      11.72%
                                                 ------------   ------------     ------

                                                 ------------   ------------     ------
TOTAL INVESTMENT FUNDS                            126,608,251    124,898,645     110.50%
                                                 ------------   ------------     ------

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)
DECEMBER 31, 2008

                                                                                  %* OF
REGISTERED INVESTMENT COMPANY                        COST        FAIR VALUE    NET ASSETS
SEI Daily Income Trust Treasury Money Market
   Fund, Class A, 0.040%** (Shares 577,811)      $    577,811   $    577,811       0.51%
                                                 ------------   ------------     ------
TOTAL REGISTERED INVESTMENT COMPANY                   577,811        577,811       0.51%
                                                 ------------   ------------     ------
TOTAL INVESTMENT FUNDS AND
   REGISTERED INVESTMENT COMPANY                 $127,186,062   $125,476,456     111.01%
                                                 ============   ============     ======

FUTURES - A summary of the open futures contracts held by the Company at December 31, 2008, is as follows:

                            NUMBER OF   EXPIRATION    UNREALIZED
TYPE OF CONTRACT            CONTRACTS      DATE      DEPRECIATION
----------------            ---------   ----------   ------------
Russell 2000 Index E-MINI     (146)     March 2009     $(243,075)
                                                       =========

*    Percentages are based on net assets of $113,033,071.

**   Rate shown is the 7-day effective yield as of December 31, 2008.

At December 31, 2008, the aggregate cost of investment funds and registered investment company for tax purposes was expected to be similar to book cost of $127,186,062. At December 31, 2008, accumulated net unrealized depreciation on investment funds and registered investment company was $(1,709,606), consisting of $16,221,189 of gross unrealized appreciation and $(17,930,795) of gross unrealized depreciation.

ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Portfolio Company adopted SFAS No. 157 on April 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (CONCLUDED) (UNAUDITED)
DECEMBER 31, 2008

ACCOUNTING PRONOUNCEMENTS (CONTINUED)

The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Portfolio Company investments are measured at December 31, 2008:

                                   LEVEL 1     LEVEL 2       LEVEL 3         TOTAL
                                  ---------   ---------   ------------   ------------
Investments in other hedge funds   $     --   $      --   $124,898,645   $124,898,645
Investments in securities           577,811          --             --        577,811
Other financial instruments*             --    (243,075)            --       (243,075)
                                   --------   ---------   ------------   ------------
TOTAL                              $     --   $(243,075)  $124,898,645   $125,233,381
                                   ========   =========   ============   ============

* Other financial instruments include derivative instruments including, but not limited to, futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

BEGINNING BALANCE AS OF 3/31/08          $171,641,687
Realized gain                                 797,346
Change in unrealized depreciation         (21,428,373)
Net purchase/sales                        (26,112,015)
Net transfers in and/or out of Level 3             --
                                         ------------
ENDING BALANCE AS OF 12/31/08            $124,898,645
                                         ============

For information on the Portfolio Company's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio Company's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are effective and are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days prior to the filing date of the report.

There were no significant changes or corrective actions that occurred during the Registrant's last fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant's internal controls over financial reporting as defined in Rule 30a-3(d) of the Investment Company Act of 1940 ("1940 Act") or in other factors that have materially affected, or are reasonably likely to materially affect the Registrant's internal controls over financial reporting as defined in Rule 30a-3(d) of the 1940 Act subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                Man-Glenwood Lexington Associates Portfolio, LLC


                       By:      /s/ John B. Rowsell
                                ---------------------------
                                John B. Rowsell
                                Principal Executive Officer

                       Date:    February 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                       By:      /s/ John B. Rowsell
                                ---------------------------
                                John B. Rowsell
                                Principal Executive Officer

                       Date:    February 27, 2009


                       By:      /s/ Rhowena Blank
                                ---------------------------
                                Rhowena Blank
                                Principal Financial Officer

                       Date:    February 27, 2009